Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details) - Cash Generating Units	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Intelligent Document Processing
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	18.90%	1910.00%
Long-term growth rate of net operating cash flows	1.90%	180.00%
CANADA
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	13.80%	14.30%
Long-term growth rate of net operating cash flows	1.80%	1.90%
Percentage Incremental Increase Of After Tax W A C C	228.00%	165.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	296.00%	218.00%
FRANCE
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	19.40%	20.20%
Long-term growth rate of net operating cash flows	1.40%	1.50%
Percentage Incremental Increase Of After Tax W A C C	444.00%	2224.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	711.00%	5839.00%
US | Enterprise Performance Management [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	17.70%	18.40%
Long-term growth rate of net operating cash flows	1.90%	1.80%
Percentage Incremental Increase Of After Tax W A C C	4078.00%	98.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	0.00%	146.00%
US | Enterprise Resource Planning [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	17.80%
Long-term growth rate of net operating cash flows	1.90%
Percentage Incremental Increase Of After Tax W A C C	323.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	458.00%
US | Intelligent Document Processing
Disclosure of reconciliation of changes in goodwill [line items]
Percentage Incremental Increase Of After Tax W A C C	285.00%	1795.00%
Percentage Of Incremental Increase Long Term Growth Rate Of Net Operating Cash Flows	386.00%	3335.00%